Friess Brandywine Blue Fund
Schedule of Investments (Unaudited)
September 30, 2021

Shares		Cost	Value
COMMON STOCKS - 96.4%
COMMUNICATION SERVICES
	Interactive Home Entertainment - 6.1%
836	Electronic Arts, Inc.	$119,887	$118,921
992	ROBLOX Corp., Class A *	87,771	74,945
	Movies & Entertainment - 9.9%
163	Netflix, Inc. *	88,935	99,486
397	Spotify Technology SA *	91,548	89,460
737	Walt Disney Co. *	130,460	124,678
Total Communication Services		518,601	507,490

CONSUMER DISCRETIONARY
	Automobile Manufacturers - 3.0%
6,725	Ford Motor Co. *	96,506	95,226
	Automotive Retail - 3.7%
1,167	Penske Automotive Group, Inc.	92,450	117,400
	Footwear - 3.2%
696	Crocs, Inc. *	80,921	99,862
	General Merchandise Stores - 2.8%
394	Target Corp.	97,595	90,135
	Home Improvement Retail - 2.8%
722	Floor & Decor Holdings, Inc., Class A *	78,954	87,211
	Hotels, Resorts & Cruise Lines - 3.0%
40	Booking Holdings, Inc. *	87,451	94,955
	Internet & Direct Marketing Retail - 6.3%
31	Amazon.com, Inc. *	106,775	101,836
469	DoorDash, Inc., Class A *	88,803	96,605
	Leisure Products - 2.6%
967	YETI Holdings, Inc. *	90,135	82,862
	Specialty Retail - 3.2%
278	Ulta Beauty, Inc. *	94,815	100,336
Total Consumer Discretionary		914,405	966,428

ENERGY
	Oil & Gas Exploration & Production - 6.9%
1,649	Chesapeake Energy Corp.	90,119	101,562
1,230	Diamondback Energy, Inc.	95,773	116,444
Total Energy		185,892	218,006

FINANCIALS
	Consumer Finance - 2.6%
517	Capital One Financial Corp.	88,636	83,739
Total Financials		88,636	83,739

HEALTH CARE
	Biotechnology - 1.9%
642	Exact Sciences Corp. *	72,886	61,279
	Life Sciences Tools & Services - 6.1%
2,504	Avantor, Inc. *	91,763	102,413
157	Thermo Fisher Scientific, Inc.	86,425	89,699
Total Health Care		251,074	253,391

INDUSTRIALS
	Electrical Components & Equipment - 2.7%
209	Generac Holdings, Inc. *	89,869	85,412
	Industrial Machinery - 5.9%
1,640	Ingersoll Rand, Inc. *	88,554	82,673
714	Kornit Digital Ltd. *	89,396	103,344
Total Industrials		267,819	271,429

INFORMATION TECHNOLOGY
	Application Software - 4.9%
130	Adobe, Inc. *	79,616	74,843
1,149	The Trade Desk, Inc., Class A *	89,173	80,775
	Semiconductor Equipment - 4.6%
705	Applied Materials, Inc.	95,575	90,755
508	Teradyne, Inc.	62,089	55,458
	Semiconductors - 6.2%
975	Advanced Micro Devices, Inc. *	91,750	100,328
1,584	Marvell Technology, Inc.	90,673	95,531
Total Information Technology		508,876	497,690

MATERIALS
	Copper - 2.5%
2,464	Freeport-McMoRan, Inc.	87,905	80,154
	Fertilizers & Agricultural Chemicals - 3.3%
2,941	Mosaic Co.	89,850	105,052
	Steel - 2.2%
3,108	United States Steel Corp.	78,804	68,283
Total Materials		256,559	253,489

Total Common Stocks		2,991,862	3,051,662

SHORT-TERM INVESTMENT - 7.2%
Money Market Deposit Account - 7.2%
227,447	U.S. Bank N.A., 0.00% ^	227,447	227,447
Total Money Market Deposit Account		227,447	227,447

Total Short-Term Investment		227,447	227,447

Total Investments - 103.6%		$3,219,309	3,279,109
Liabilities in Excess of Other Assets - (3.6)%			(113,810)
TOTAL NET ASSETS - 100.0%			$3,165,299

*	Non Income Producing.
^
The Money Market Deposit Account (“MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of September 30, 2021.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks	$3,051,662	$-	$-	$3,051,662
Short-Term Investment	227,447		-	227,447
Total Investments in Securities	$3,279,109	$-	$-	$3,279,109

Refer to the Schedule of Investments for further information on the classification of investments.